Document and Entity Information	Dec. 31, 2014
Prospectus:
Document Type	Other
Document Period End Date	Dec. 31, 2014
Registrant Name	ALTMFX Trust
Central Index Key	0001602738
Amendment Flag	false
Document Creation Date	Jul. 24, 2015
Document Effective Date	Jul. 24, 2015
Prospectus Date	Jan. 09, 2015